Intangible Asset - Net - Schedule of Intangible Asset - Net (Details) - Computer Software [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite Lived Intangible Assets [Line Items]
Computer software	$ 18,106	$ 10,411
Less: accumulated amortization	9,586	712
Net carrying value	$ 8,520	$ 9,699